Earnings Per Common Share (Tables)	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	Three Months Ended June 30,			Six Months Ended June 30,
	2015	2014		2015	2014
	(unaudited)	(unaudited)		(unaudited)	(unaudited)
Numerator:
Net income attributable to Pangaea Logistics Solutions Ltd.	$5,460,637	$1,229,925		$13,060,566	$7,823,210
Less: dividends declared on convertible redeemable preferred stock	—	(1,782,277)		—	(3,564,554)
Less: allocation of earnings to preferred shareholders	—	—		—	(2,244,089)

Total earnings (loss) allocated to common stock	$5,460,637	$(552,352)		$13,060,566	$2,014,567
Denominator:
Weighted-average number of shares of common stock outstanding	35,240,373	13,421,955	(1)	35,000,012	13,421,955	(1)

Basic and Diluted EPS - common stock	$0.15	$(0.04)		$0.37	$0.15

(1) Bulk Partners historical weighted average number of shares outstanding multiplied by the exchange ratio established in the Merger Agreement.